Finance income	12 Months Ended
Sep. 30, 2025
Finance income.
Finance income	6. Finance income

	Year ended	Year ended	Year ended
	30 September	30 September	30 September
	2025	2024	2023
	$'000	$'000	$'000
Bank interest	1,232	930	41